VAT Receivable and Tax Credits	12 Months Ended
Mar. 31, 2025
Trade and other current receivables [abstract]
VAT Receivable and Tax Credits

Note 7 — VAT Receivable and Tax Credits

	For the Year Ended March 31,
	2025	2024
Unfiled VAT receivable	$30,654	$107,149
Filed VAT receivable	—	110,694
Total VAT receivable	$30,654	$217,843

Total VAT receivable as of March 31, 2025 consisted of $30,654 of receivable that has yet to be filed with the HM Revenues & Customs (HMRC) in the United Kingdom. Total VAT receivable as of March 31, 2024 consisted of $107,149 of receivable that had yet to be filed with the HMRC in the United Kingdom. Total VAT receivable as of March 31, 2024 that had been filed with the HMRC was $110,694.

For the years ended March 31, 2025 and 2024, the Company received $136,661 and $0 in research and development tax credits from the HMRC, respectively. The credit is from qualified expenses paid by the Company on behalf of research and development projects approved by the HMRC.